Schedule of Investments (unaudited)	iShares® Focused Value Factor ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Apparel Retail — 1.7%
Foot Locker Inc.	13,219	$576,745

Asset Management & Custody Banks — 4.5%
Invesco Ltd.	30,479	701,627
Janus Henderson Group PLC	20,991	880,362
		1,581,989
Automobile Manufacturers — 2.3%
General Motors Co.(a)	13,769	807,276

Automotive Retail — 3.3%
Penske Automotive Group Inc.	10,792	1,157,118

Consumer Finance — 4.4%
Ally Financial Inc.	16,346	778,233
Capital One Financial Corp.	5,267	764,189
		1,542,422
Food Retail — 2.8%
Kroger Co. (The)	21,266	962,499

Health Care Services — 2.9%
CVS Health Corp.	9,764	1,007,254

Independent Power Producers & Energy Traders — 2.9%
Vistra Corp.	43,919	1,000,036

Investment Banking & Brokerage — 7.7%
Raymond James Financial Inc.	9,408	944,563
Stifel Financial Corp.	12,561	884,546
Virtu Financial Inc., Class A	29,486	850,081
		2,679,190
Life & Health Insurance — 10.1%
Aflac Inc.	15,182	886,477
MetLife Inc.	13,612	850,614
Principal Financial Group Inc.	12,893	932,551
Prudential Financial Inc.	7,951	860,616
		3,530,258
Multi-line Insurance — 2.6%
Hartford Financial Services Group Inc. (The)	13,147	907,669

Property & Casualty Insurance — 19.3%
Allstate Corp. (The)	6,246	734,842
Arch Capital Group Ltd.(a)	20,922	929,983
CNA Financial Corp.	17,909	789,429
Fidelity National Financial Inc.	18,746	978,166
First American Financial Corp.	13,066	1,022,153
Hanover Insurance Group Inc. (The)	6,006	787,146
Mercury General Corp.	12,543	665,532
Old Republic International Corp.	32,705	803,889
		6,711,140
Security	Shares	Value

Regional Banks — 15.5%
BOK Financial Corp.	9,408	$992,450
First Horizon Corp.	47,147	769,911
KeyCorp.	39,452	912,525
People’s United Financial Inc.	47,532	847,020
Popular Inc.	10,855	890,544
Zions Bancorp. NA	15,412	973,422
		5,385,872
Reinsurance — 2.5%
Everest Re Group Ltd.	3,233	885,583

Specialty Stores — 2.7%
Dick’s Sporting Goods Inc.	8,131	934,984

Technology Distributors — 4.6%
Avnet Inc.	20,326	838,041
TD SYNNEX Corp.	6,691	765,183
		1,603,224
Technology Hardware, Storage & Peripherals — 4.8%
Hewlett Packard Enterprise Co.	55,877	881,180
Xerox Holdings Corp.	34,683	785,223
		1,666,403
Thrifts & Mortgage Finance — 5.1%
MGIC Investment Corp.	59,904	863,816
New York Community Bancorp. Inc.	73,929	902,673
		1,766,489
Total Common Stocks — 99.7%
(Cost: $32,071,860)		34,706,151

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(c)	120,000	120,000

Total Short -Term Investments — 0.4%
(Cost: $120,000)		120,000

Total Investments in Securities — 100.1%
(Cost: $32,191,860)		34,826,151

Other Assets, Less Liabilities — (0.1)%		(20,630)

Net Assets — 100.0%		$34,805,521

(a)	Non-income producing security.

(b)	Affiliate of the Fund.

(c)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)	iShares® Focused Value Factor ETF
December 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares Held at 12/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$167,200	$—		$(167,318	)(b)	$118	$—	$—	—	$230	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	50,000	70,000	(b)	—		—	—	120,000	120,000	3		—
						$118	$—	$120,000		$233		$—

(a)	As of period end, the entity is no longer held.

(b)	Represents net amount purchased (sold).

(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$34,706,151	$—	$—	$34,706,151
Money Market Funds	120,000	—	—	120,000
	$34,826,151	$—	$—	$34,826,151

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